Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Formation and operating costs	$ 760,441	$ 88,443	$ 89,075	$ 1,473,873
Loss from operations	(760,441)	(88,443)	(89,075)	(1,473,873)	$ (560,130)
Other income (expense):
Interest income earned on cash held in trust account	569,639			746,121	2,577
Offering costs allocated to warrants		(741,209)	(741,209)		(741,209)
Change in fair value of working capital loans - conversion feature	1,098
Change in fair value of warrant liabilities	(288,286)	(273,958)	(273,958)	6,185,662	7,205,376
Total other income (expense), net	282,451	(1,015,167)	(1,015,167)	6,931,783	6,466,744
NET LOSS INCLUDING NONCONTROLLING INTEREST			(1,104,242)	5,369,223	5,906,214
Income (loss) before provision for (benefit from) income taxes	(477,990)	(1,103,610)	(1,104,242)	5,457,910
Provision for (benefit from) income taxes	88,687			88,687
Net (loss) income	$ (566,677)	$ (1,103,610)	$ (1,104,242)	$ 5,369,223	$ 5,906,214	$ (9,354)	$ (17,015)
DIGERATI TECHNOLOGIES, INC [Member]
Loss from operations						(3,676)	(2,398)
Other income (expense):
Gain (loss) on derivative instruments						6,186	(9,935)
Gain (loss) on settlement of debt						(5,481)	560
Income tax benefit (expense)						(419)	(183)
Other income (expense)						26	(294)
Interest expense						(5,990)	(4,765)
Total other income (expense), net						(5,678)	(14,617)
NET LOSS INCLUDING NONCONTROLLING INTEREST						(9,354)	(17,015)
Less: Net loss attributable to the noncontrolling interests						1,341	332
Net (loss) income						(8,013)	(16,683)
Deemed dividend on Series A Convertible preferred stock						(19)	(20)
NET LOSS ATTRIBUTABLE TO DIGERATI’S COMMON SHAREHOLDERS						$ (8,032)	$ (16,703)
Basic and diluted weighted average shares outstanding (in Shares)						139,594,358	129,411,947
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING - DILUTED (in Shares)						139,594,358	129,411,947
Basic and diluted net (loss) income per share (in Dollars per share)						$ (0.05)	$ (0.13)
LOSS PER COMMON SHARE - DILUTED (in Dollars per share)						$ (0.05)	$ (0.13)
Cloud software and service revenue						$ 24,154	$ 12,416
Cost of services (exclusive of depreciation and amortization)						9,346	5,135
Total operating revenues						24,154	12,416
Selling, general and administrative expense						12,434	7,019
Legal and professional fees						3,036	894
Bad debt expense						98	17
Depreciation and amortization expense						2,916	1,749
Total operating expenses						$ 27,830	$ 14,814
Class A Common Stock
Other income (expense):
Basic and diluted weighted average shares outstanding (in Shares)	12,808,125	4,455,000	1,821,600	12,808,125	5,010,118
Basic and diluted net (loss) income per share (in Dollars per share)	$ (0.04)	$ (0.15)	$ (0.29)	$ 0.34	$ 0.78
Class B Common Stock
Other income (expense):
Basic and diluted weighted average shares outstanding (in Shares)	3,162,500	2,893,478	2,050,889	3,162,500	2,543,967
Basic and diluted net (loss) income per share (in Dollars per share)	$ (0.04)	$ (0.15)	$ (0.29)	$ 0.34	$ 0.78